Taxation (Tables)	6 Months Ended
Jun. 30, 2025
Taxation
Schedule of reconciliation of the effective tax rate

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Profit before income tax	33,811	11,175	18,221	15,700
Tax calculated at the applicable tax rate	(4,226)	(1,397)	(2,277)	(1,960)
Effect of different tax rates in other countries	(79)	(85)	(47)	(81)
Tax effect of expenses not deductible for tax purposes and non-taxable income	(645)	(1,414)	(558)	(313)
Tax effect of deductions under special tax regimes	3,432	1,843	2,041	1,522
Tax effect of tax losses brought forward	337	178	151	126
Tax effect of not recognised deferred tax asset regarding the loss carryforward	(338)	(178)	(152)	(126)
Overseas tax in excess of credit claim used during the period	(1,401)	(811)	(754)	(154)
Income tax expense	(2,920)	(1,864)	(1,596)	(986)